Income taxes (Detail 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major Components Of Tax Expense Income [Line Items]
Current	$ 1,200
Income tax expense / (benefit)	534	$ 900	$ 1,206
Swiss
Major Components Of Tax Expense Income [Line Items]
Current	527	567	810
Deferred	32	(106)	39
Income tax expense / (benefit)	559	461	849
Non-Swiss
Major Components Of Tax Expense Income [Line Items]
Current	710	1,439	618
Deferred	(735)	(1,000)	(262)
Income tax expense / (benefit)	$ (25)	$ 439	$ 356